UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X ] is a restatement.
                                   [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this report:

Name:     Connors Investor Services, Inc.
Address:  1100 Berkshire Blvd.
          Wyomissing, PA 19610

Form 13F File Number:  28-3129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Seher
Title:      Vice Chairman
Phone:      610-376-7418
Signature, Place, and Date of Signing

     Ronald H. Seher       Wyomissing, Pennsylvania          August 13, 2003

Report Type (Check only one.) :

[ X]       13F HOLDINGS REPORT

[  ]       13F NOTICE

[  ]       13F COMBINATION


List of Other Managers Reporting for this Manager :

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   100

Form 13F information Table Value Total:   $312,621



List of Other Included Managers:



     3/31/03

    06/30/03
Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
ABBOTT LABS        COM   002824100         2668    60,975                                        60025
AIR PRODUCTS       COM   009158106          226     5,430                                         5430
AMERICAN EXPRESS   COM   025816109          507    12,130                                        12230
AMERICAN INTL      COM   026874107         4464    80,901                                        80901
AMGEN              COM   031162100         2473    37,510                                        34775
ANHEUSER BUSCH     COM   035229103         3941    77,190                                        77190
AT ROAD            COM   04648K105         2092   191,550                                       116550             75,000
AUTOMATIC DATA     COM   053015103         2804    82,815                                        82815
BANKAMERICA        COM   060505104          760     9,615                                         3854
BANK OF NEW YORK   COM   064057102          507    17,646                                        17646
BAXTER INTL        COM   071813109          261    10,048                                        10048
BECTON DICKINSON   COM   075887109         1835    47,225                                        47225
BORDERS            COM   099709107         3558   202,050                                       122050             80,000
BROOKSTONE         COM   114537103         1421    71,050                                        16050             55,000
B P AMOCO          COM   055622104          931    22,161                                        22161
CAPITAL AUTOMOTIV  COM   139733109        10389   371,200                                       276200             95,000
CARPENTER TECH     COM   144285103         4064   260,497                                       210497             50,000
CEDAR FAIR L.P     COM   150185106          515    18,400                                        18400
CERADYNE           COM   156710105         2434   130,850                                        33850             97,000
COCA COLA          COM   191216100          246     5,300                                         5300
COLGATE PALMOLIVE  COM   194162103         2948    54,147                                        54147
CHEVRON/TEXACO     COM   166764100          594     8,228                                         8228
CITIGROUP          COM   172967101          277     6,478                                         6478
COLGATE            COM   194162103         3175    54,797                                        54147
COMMERCE BANCORP   COM   200519106         4562   122,977                                       116077
COMPUDYNE          COM   204795306         1138   122,050                                        34650             87,400
CONAGRA            COM   205887102         1478    62,625                                        62625
CSX                COM   126408103         4005   133,100                                       133825

  COLUMN TOTALS                           64273

    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None

DAKTRONICS         COM   234264109         5998   368,850                                       266850             102,000
DEL MONTE FOODS    COM   24522P103          103    11,616                                        12417
DOVER CORP         COM   260003108         1899    63,400                                        63400
DREXLER TECHNOLOG  COM   261876106         1285    83,500                                        23700               59800
DU PONT            COM   263534109          328     7,872                                         7872
EMBREX             COM   290817105         6272   617,975                                       457975             160,000
EDGE PETROLEUM     COM   279862106         3012   531,251                                       429251             102,000
EMERSON ELECTRIC   COM   291011104          479     9,379                                         9379
EVERGREEN RES      COM   299900308         1652    30,425                                        30425
GANNETT            COM   364730101         5636    73,370                                        66850
GENERAL DYNAMICS   COM   369550108         2641    36,421                                        36496
GENERAL ELECTRIC   COM   369604103         7660   267,082                                       267082
GENTEX             COM   371901109         7303   238,275                                       164175             74,100
GILLETTE           COM   375766102          645    20,250                                        20250
GLAXO HOLDINGS     COM   37733W105          344     8,493                                         8493
W W GRAINGER       COM   384802104         3616    77,325                                        77325
GROUP 1 SOFTWARE   COM   39943Y103         6347   341,252                                       183650            157,602
HANCOCK FABRICS    COM   409900107         4456   275,900                                       225900             50,000
H J HEINZ          COM   423074103          889    26,961                                        26961
HERSHEY FOODS      COM   427866108         4142    59,455                                        59455
IBM                COM   459200101         1060    12,850                                        12850
INTEL              COM   458140100         2087   100,305                                       100305
JOHNSON & JOHNSON  COM   478160104         2306    44,601                                        44601
KENSEY NASH        COM   490057106         9620   375,475                                       244475             131,000
KIMBERLY CLARK     COM   494368103         3863    74,084                                        74084
KINGSWAY FINANCIA  COM   496904103         2494   205,250                                       205250
LILLY, ELI         COM   532457108         4352    63,100                                        63100
LITHIA MOTORS      COM   536797103         6185   382,475                                       277875              104600

  COLUMN TOTALS                           96674


    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
LOWES COS.         COM   548661107         1205    28,050                                         28050
MEADE INSTRUMENT   COM   583062104         3724 1,163,850                                      1037850            126,000
MEDTRONIC          COM   585055106         5672   118,240                                        118240
McGRAW HILL        COM   580645109         1019    16,435                                         16435
MELLON BANK        COM   58551A108         3839   138,350                                        138350
MERCK              COM   589331107         2690    44,424                                         44424
MICROSOFT          COM   594918104         3422   133,452                                        133452
3 M COMPANY        COM   885794101         3317    25,715                                         25715
PARKWAY PROP       COM   70159Q104         8228   195,668                                        136768              58,900
PENN NATL GAMING   COM   707569109        11406   555,861                                        405461             150,400
PEPSICO            COM   713448108         6423   144,340                                        144340
PERF. FOOD GROUP   COM   713755106         8208   221,839                                        156039              65,800
PFIZER             COM   717081103         6314   184,886                                        184886
PLANTRONICS        COM   727493108         2140    98,750                                         63950              34,800
PNC FINANCIAL      COM   693475105          492    10,073                                         10073
PROCTOR & GAMBLE   COM   742181109         2937    32,935                                         32935
PUBLIC STORAGE     COM   74460D109          659    19,450                                         19450

  COLUMN TOTALS                           71695
    FORM 13F

Page ___ of ___          Name of Reporting Manager       CONNORS INVESTOR SERVICES

                                      Item 4:    Item 5:           Item 6:                             Item 8:
     Item 1:     Item 2:  Item 3:  Fair Market  Shares of         Investment Discret Item 7:          Voting Authority (S
 Name of Issuer  Tide of  Cusip #      Value    Principal         (b) Shared-       Managers
                                                 Amount  (a) Sale As Define(c) ShareSee Instr(a) Sole (b) Share (c) None
                                                                  in Instr.  Other
Q-LOGIC            COM   747277101        12806   265,457                                       225657              39,800
QUALITY SYSTEMS I  COM   747582104          752    27,600                                        27600
REDROBIN GOURMET   COM   75689M101          626    33,000                                        33000
RICHARDSON ELEC.   COM   763165107         1934   239,950                                       146150              93,800
ROCK OF AGES       COM   772632105         1722   343,050                                       206150             136,900
ROYAL DUTCH        COM   780257104          247     5,300                                         5300
SBC COMMUNICATION  COM   78387G103         1064    41,655                                        41655
SCHERING PLOUGH    COM   806605101          432    23,200                                        23200
SARA LEE           COM   803111103          456    24,251                                        24251
SCHLUMBERGER       COM   806857108          400     8,400                                         8400
SCHWAB             COM   808513105          149    14,800                                        14800
SKYWEST INC.       COM   830879102         4125   216,200                                       175100              41,100
S & P 500 INDEX D  COM   78462F103         2599    26,625                                        26625
STATE ST CORP      COM   857477103          936    23,750                                        23750
SERVICEMASTER      COM   81760N109          145    13,579                                        13579
STRYKER CORP       COM   863667101          945    13,625                                        13625
SYSCO CORP         COM   871829107         6141   204,432                                       204432
UNITED TECHNOLOGI  COM   913017109         1985    28,028                                        28028
UNIVERSAL ELECT.   COM   913483103         4703   373,275                                       248275             125,000
VERIZON            COM   92343V104         1555    39,405                                        39405
WACHOVIA           COM   929903102         3322    83,134                                        83134
WALGREEN           COM   931422109         4705   156,320                                       156320
WALMART            COM   931142103         6614   123,235                                       123235
WRIGLEY            COM   982526105         3340    59,395                                        59395
WYETH              COM   983024100          255     5,600                                         5600
EXXON MOBIL        COM   30231G102         8025   223,474                                       223474
DENTSPLY INTL      COM   249030107         9996   244,042                                       244042
  COLUMN TOTALS                           79979
   FINAL TOTAL                         $312,621
